Share Capital and Capital reserve - Schedule (Details) - EUR (€) € in Millions	Mar. 31, 2021	Dec. 31, 2020
Disclosure of classes of share capital [line items]
Total share capital and capital reserve	€ 1,689.6	€ 1,647.5
Listing and share transaction costs	0.0	(27.0)
Total net share capital and capital reserve	1,689.6	1,620.5
Ordinary shares
Disclosure of classes of share capital [line items]
Total share capital and capital reserve	1,679.0	1,636.9
Founder Preferred shares
Disclosure of classes of share capital [line items]
Total share capital and capital reserve	€ 10.6	€ 10.6
Issued Capital and Capital Reserve | Ordinary shares
Disclosure of classes of share capital [line items]
Issued and fully paid (in shares)	176,624,849	172,180,897
Issued Capital and Capital Reserve | Founder Preferred shares
Disclosure of classes of share capital [line items]
Issued and fully paid (in shares)	1,500,000	1,500,000